CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 682	$ 624
Restricted cash	21	39
Trade receivables and other current assets	992	933
Financial instrument assets	157	102
Due from related parties	1,625	1,404
Assets held for sale	466	12
Total current assets	3,943	3,114
Financial instrument assets	435	684
Equity-accounted investments	1,014	753
Property, plant and equipment, at fair value	39,699	38,696
Goodwill	809	692
Deferred income tax assets	179	56
Other long-term assets	188	134
Total Assets	46,267	44,129
Current liabilities
Accounts payable and accrued liabilities	777	571
Financial instrument liabilities	405	244
Due to related parties	1,011	544
Non-recourse borrowings	2,772	1,282
Provisions	7	13
Liabilities directly associated with assets held for sale	220	0
Interests held in BRHC by the partnership	5,245	4,432
Total current liabilities	15,453	11,254
Financial instrument liabilities	474	408
Non-recourse borrowings	12,492	12,493
Deferred income tax liabilities	7,339	6,493
Provisions	349	416
Due to related parties	485	541
Other long-term liabilities	443	416
Equity
The partnership	(406)	1,341
Total Equity	9,232	12,108
Total Liabilities and Equity	46,267	44,129
Non-controlling interests
Current assets
Cash and cash equivalents	308	388
Property, plant and equipment, at fair value	20,317	21,261
Equity
Non-controlling interests	9,638	10,767
BEPC exchangeable and class A.2 exchangeable shares
Current liabilities
Exchangeable shares	5,016	4,168
Participating non-controlling interests – in operating subsidiaries
Equity
Non-controlling interests	9,305	10,508
Total Equity	9,305	10,508
Participating non-controlling interests – in a holding subsidiary held by the partnership
Equity
Non-controlling interests	333	259
Total Equity	$ 333	$ 259